Debt (FHLB Advances) (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term debt	$ 1,069	$ 2,116
Federal Home Loan Bank advances (includes both long-term and short-term)	$ 2,646	$ 3,541	$ 514	$ 988
Federal Home Loan Bank Advances, Rate (as a percent)	0.77%	0.59%
Current portion of fixed rate advances	$ 1,577	$ 1,425
Short-term adjustable rate
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Short-term debt	1	0
Federal Home Loan Bank advances (includes both long-term and short-term)		0	0	216
Short-term fixed rate term advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances (includes both long-term and short-term)	$ 1,068	$ 2,116	214	772
Federal Home Loan Bank Advances, Rate (as a percent)	0.40%	0.32%
Long-term LIBOR adjustable advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances (includes both long-term and short-term)	$ 1,025	$ 825	0	0
Federal Home Loan Bank Advances, Rate (as a percent)	0.80%	0.70%
Long-term fixed rate advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank advances (includes both long-term and short-term)	$ 552	$ 600	$ 300	$ 0
Federal Home Loan Bank Advances, Rate (as a percent)	1.44%	1.37%
Long-term fixed rate advances
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Current portion of fixed rate advances	$ 125	$ 175